General and Administrative (Tables)	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses

For the years ended December 31,	2021	2020	2019
Salaries and Benefits	264	145	143
Administrative and Other	225	102	90
Stock-Based Compensation Expense (Recovery) (Note 32)	159	49	67
Other Incentive Benefits Expense (Recovery)	201	(4)	31
	849	292	331